Inventories	6 Months Ended
Jun. 30, 2023
Inventories.
Inventories

13.Inventories

	30 June	31 December	1 January
US$ thousand	2023	2022	2022
Current
Supplies and consumables	14,685	—	—
Work in progress	717	—	—
Finished goods	6,891	—	—
Total current	22,293	—	—

Non-current
Supplies and consumables	315	—	—
Total non-current	315	—	—
Total inventories	22,608	—	—

As part of the acquisition of CMPL, the Group recognised inventories of $32,893 thousand (Refer Note 25).

During the 6 months ended on 30 June 2023, the decrease in inventories amounting to $10,684 thousand (2022: $nil) was recognised in ‘cost of production’.

At 30 June 2023, all inventory is measured at cost and no inventory write-downs were recognised.

Inventories that are not expected to be utilised or sold within 12 months are classified as non-current inventory.